FINANCIAL EXPENSES (INCOME), NET	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
FINANCIAL EXPENSES (INCOME), NET

NOTE 19 – FINANCIAL EXPENSES (INCOME), NET

				Convenience translation into U.S. dollars
	Year ended December 31,
	2023	2024	2025	2025
	NIS in thousands			in thousands
Financial expenses:
Bank fees	25	38	108	34
Change at fair value of financial instruments	15,595	-	-	-
Lease liabilities interest expenses	586	502	315	99
Financial expenses from liability for royalties to the IIA	-	-	1,240	389
Loss from exchange rate fluctuations	-	-	5,562	1,743
	16,206	540	7,225	2,265

Financial income:
Financial income from liability for royalties to the IIA	74	90	-	-
Interest income from short-term deposits	6,853	5,321	3,537	1,109
Gain from exchange rate fluctuations	6,425	552	-	-
	13,352	5,963	3,537	1,109

Financial expenses (income), net	2,854	(5,423	(3,688	1,156

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS